REVENUES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Revenues		$ 2,199	$ 43